Debentures - Summary of Debentures (Detail) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2018	Jan. 01, 2018	Dec. 31, 2017	Dec. 21, 2017	Dec. 31, 2016	Dec. 31, 2012	Dec. 14, 2012
Disclosure of detailed information about borrowings [line items]
Debentures	R$ 966,386		R$ 1,068,979		R$ 1,665,629
Debentures current	966,386
Debentures non current		R$ 1,068,979	1,068,979
First issue unsecured subordinated debentures [member]
Disclosure of detailed information about borrowings [line items]
Debentures	R$ 261,199		419,236		906,729
Annual charges	CDI + Interest from 2.0%
Interest rate basis	2.00%			2.00%		2.95%
Second issue unsecured subordinated debentures [member]
Disclosure of detailed information about borrowings [line items]
Debentures	R$ 705,187		R$ 649,743		R$ 761,307
Annual charges	CDI + Interest from 2.0%
Interest rate basis	2.00%			2.00%			2.60%